Bank Loans and Lines of Revolving Credit Facility - Schedule of Line Of Credit Facilities (Details) (USD $)	1 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Apr. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Jul. 30, 2013 Fifth Third Term Loan [Member]	Dec. 31, 2013 Fifth Third Term Loan [Member]	Jul. 30, 2013 Fifth Third Revolving Credit Facility [Member]	Dec. 31, 2013 Fifth Third Revolving Credit Facility [Member]
Amount	$ 1,500,000	$ 231,450		$ 600,000	$ 575,000	$ 1,200,000	$ 199,919
Loan term				5 years		1 year
Interest rate	7.00%			3.00%	2.92%	2.75%	3.138%
Monthly payment				5,000 monthly plus interest.		Interest only
Less: current portion		231,450	199,919		(60,000)		(199,919)
Bank term loan, net of current portion					$ 515,000